Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Inventory [Line Items]
Raw materials and supplies in inventory, percentage	40.00%	37.00%
Finished and semi-finished products in inventory, percentage	60.00%	63.00%
Increased value of inventory if FIFO method had been used	$ 624.7	$ 607.2
Lower of cost or market adjustments	$ 2.1	$ 3.5